UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2003


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  May 5, 2003


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    24
Form 13F information Table Value Total:    $88,358

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARV Assisted Living, Inc.      COM              00204c107     2964   772000 SH       SOLE                   772000
CNA Surety Corporation         COM              12612L108     1831   228900 SH       SOLE                   228900
Cablevision Systems New York G COM              12686c104      887    46715 SH       SOLE                    46715
Caminus Corporation            COM              133766105     4465   502200 SH       SOLE                   502200
Charter Communications, Inc.   COM              16117m107       58    69685 SH       SOLE                    69685
Dreyer's Grand Ice Cream       COM              261878102     3119    45000 SH       SOLE                    45000
Enzon Pharmaceuticals, Inc.    COM              293904108     2103   185300 SH       SOLE                   185300
FloridaFirst Bancorp, Inc.     COM              343258109      649    30000 SH       SOLE                    30000
Household International, Inc.  COM              441815107     7171   262180 SH       SOLE                   262180
Hughes Electronics - GM class  COM              370442832     7514   670900 SH       SOLE                   670900
Methanex Corporation           COM              59151K108     1390   150000 SH       SOLE                   150000
Next Level Communications, Inc COM              65333u104     1171  1000300 SH       SOLE                  1000300
Northrop Grumman Corp.         COM              666807102     4431    51638 SH       SOLE                    51638
Panamerican Beverages, Inc.    COM              p74823108     4786   220750 SH       SOLE                   220750
Petroleum Geo-Services ASA (PG COM              716597109      118   714866 SH       SOLE                   714866
Pharmacia Corporation          COM              71713u102     9562   220835 SH       SOLE                   220835
Playtex Products, Inc.         COM              72813p100     2654   329300 SH       SOLE                   329300
ProBusiness Services, Inc.     COM              742674104     4883   366600 SH       SOLE                   366600
Quintiles Transnational Corp.  COM              748767100     4198   345270 SH       SOLE                   345270
Royal Caribbean Cruises Ltd.   COM              V7780T103     4132   274945 SH       SOLE                   274945
Scios, Inc.                    COM              808905103     8667   196700 SH       SOLE                   196700
Telesp Celular Participacoes S COM              87952L108     2621   808865 SH       SOLE                   808865
Tyco International Ltd.        COM              902124906     2697   209700 SH       SOLE                   209700
Wallace Computer Services, Inc COM              932270101     6287   252400 SH       SOLE                   252400